General (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2019 USD ($)
Disclosure of general information about financial statements [text block] [Abstract]
Profit (loss)	₪ (16,808)	$ (4,863)	₪ (20,113)	₪ (28,224)
Cash flows from (used in) operating activities	(20,337)	$ (5,884)	(23,635)	₪ (17,770)
Retained earnings	₪ (100,864)		₪ (84,056)		$ (29,185)